Loans and Other Borrowings - Summary of Listed Bonds and Other Debt (Detail)	12 Months Ended
	Mar. 31, 2020 GBP (£)	Mar. 31, 2020 EUR (€)	Mar. 31, 2020 USD ($)	Apr. 01, 2019 GBP (£)	Mar. 31, 2019 GBP (£)	Mar. 31, 2019 EUR (€)	Mar. 27, 2019 GBP (£)	Mar. 31, 2018 GBP (£)	Mar. 31, 2018 EUR (€)	Mar. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	£ 18,044,000,000				£ 15,953,000,000			£ 13,491,000,000
Finance lease liabilities				£ 206,000,000	206,000,000			223,000,000
Other loans	1,107,000,000				645,000,000			532,000,000
Bank overdrafts	183,000,000				72,000,000			29,000,000
Other borrowings	1,290,000,000				717,000,000			561,000,000
Total loans and other borrowings	19,334,000,000				£ 16,876,000,000			£ 14,275,000,000
3.25% €600m bond due August 2018
Disclosure of detailed information about borrowings [Line Items]
Loans and borrowings, face amount | €									€ 600,000,000
Loans and borrowings, interest rate								3.25%	3.25%	3.25%
Total listed bonds								£ 541,000,000
2.35% US$800m bond due February 2019
Disclosure of detailed information about borrowings [Line Items]
Loans and borrowings, face amount | $										$ 800,000,000
Loans and borrowings, interest rate								2.35%	2.35%	2.35%
Total listed bonds								£ 572,000,000
4.38% £450m bond due March 2019
Disclosure of detailed information about borrowings [Line Items]
Loans and borrowings, face amount								£ 450,000,000
Loans and borrowings, interest rate								4.38%	4.38%	4.38%
Total listed bonds								£ 455,000,000
1.125% €1,000m bond due June 2019
Disclosure of detailed information about borrowings [Line Items]
Loans and borrowings, face amount | €						€ 1,000,000,000
Loans and borrowings, interest rate					1.125%	1.125%
Total listed bonds					£ 869,000,000			883,000,000
8.625% £300m bond due March 2020
Disclosure of detailed information about borrowings [Line Items]
Loans and borrowings, face amount	£ 300,000,000
Loans and borrowings, interest rate	8.625%	8.625%	8.625%
Total listed bonds					300,000,000			300,000,000
0.625% €1,500m bond due March 2021
Disclosure of detailed information about borrowings [Line Items]
Loans and borrowings, face amount | €		€ 1,500,000,000
Loans and borrowings, interest rate	0.625%	0.625%	0.625%
Total listed bonds	£ 1,326,000,000				1,289,000,000			1,309,000,000
0.5% €575m bond due June 2022
Disclosure of detailed information about borrowings [Line Items]
Loans and borrowings, face amount | €		€ 575,000,000
Loans and borrowings, interest rate	0.50%	0.50%	0.50%
Total listed bonds	£ 509,000,000				495,000,000			502,000,000
1.125% €1,100m bond due March 2023
Disclosure of detailed information about borrowings [Line Items]
Loans and borrowings, face amount | €		€ 1,100,000,000
Loans and borrowings, interest rate	1.125%	1.125%	1.125%
Total listed bonds	£ 972,000,000				946,000,000			961,000,000
0.875% €500m bond due September 2023
Disclosure of detailed information about borrowings [Line Items]
Loans and borrowings, face amount | €		€ 500,000,000
Loans and borrowings, interest rate	0.875%	0.875%	0.875%
Total listed bonds	£ 442,000,000				430,000,000
4.5% US$675m bond due December 2023
Disclosure of detailed information about borrowings [Line Items]
Loans and borrowings, face amount | $			$ 675,000,000
Loans and borrowings, interest rate	4.50%	4.50%	4.50%
Total listed bonds	£ 551,000,000				524,000,000
1% €575m bond due June 2024
Disclosure of detailed information about borrowings [Line Items]
Loans and borrowings, face amount | €		€ 575,000,000
Loans and borrowings, interest rate	1.00%	1.00%	1.00%
Total listed bonds	£ 512,000,000				498,000,000			506,000,000
1% €1,100m bond due November 2024
Disclosure of detailed information about borrowings [Line Items]
Loans and borrowings, face amount | €		€ 1,100,000,000
Loans and borrowings, interest rate	1.00%	1.00%	1.00%
Total listed bonds	£ 970,000,000				943,000,000			959,000,000
3.50% £250m index linked bond due April 2025
Disclosure of detailed information about borrowings [Line Items]
Loans and borrowings, face amount	£ 250,000,000
Loans and borrowings, interest rate	3.50%	3.50%	3.50%
Total listed bonds	£ 445,000,000				433,000,000			419,000,000
0.5% €650m bond due September 2025
Disclosure of detailed information about borrowings [Line Items]
Loans and borrowings, face amount | €		€ 650,000,000
Loans and borrowings, interest rate	0.50%	0.50%	0.50%
Total listed bonds	£ 574,000,000
1.75% €1,300m bond due March 2026
Disclosure of detailed information about borrowings [Line Items]
Loans and borrowings, face amount | €		€ 1,300,000,000
Loans and borrowings, interest rate	1.75%	1.75%	1.75%
Total listed bonds	£ 1,149,000,000				1,118,000,000			1,137,000,000
1.5% €1,150m bond due June 2027
Disclosure of detailed information about borrowings [Line Items]
Loans and borrowings, face amount | €		€ 1,150,000,000
Loans and borrowings, interest rate	1.50%	1.50%	1.50%
Total listed bonds	£ 1,020,000,000				993,000,000			1,009,000,000
2.125% €500m bond due September 2028
Disclosure of detailed information about borrowings [Line Items]
Loans and borrowings, face amount | €		€ 500,000,000
Loans and borrowings, interest rate	2.125%	2.125%	2.125%
Total listed bonds	£ 445,000,000				433,000,000
5.125% US$700m bond due December 2028
Disclosure of detailed information about borrowings [Line Items]
Loans and borrowings, face amount | $			$ 700,000,000
Loans and borrowings, interest rate	5.125%	5.125%	5.125%
Total listed bonds	£ 570,000,000				542,000,000
5.75% £600m bond due December 2028
Disclosure of detailed information about borrowings [Line Items]
Loans and borrowings, face amount	£ 600,000,000						£ 600,000,000
Loans and borrowings, interest rate	5.75%	5.75%	5.75%				5.75%
Total listed bonds	£ 700,000,000				710,000,000			721,000,000
1.125% €750m bond due September 2029
Disclosure of detailed information about borrowings [Line Items]
Loans and borrowings, face amount | €		€ 750,000,000
Loans and borrowings, interest rate	1.25%	1.25%	1.25%
Total listed bonds	£ 658,000,000
3.25% US$1,000m bond due November 2029
Disclosure of detailed information about borrowings [Line Items]
Loans and borrowings, face amount | $			$ 1,000,000,000
Loans and borrowings, interest rate	3.25%	3.25%	3.25%
Total listed bonds	£ 807,000,000
9.625% US$2,670m bond due December 2030a (minimum 8.625%)
Disclosure of detailed information about borrowings [Line Items]
Loans and borrowings, face amount | $			$ 2,670,000,000
Loans and borrowings, interest rate	9.625%	9.625%	9.625%
Total listed bonds	£ 2,203,000,000				2,096,000,000			1,943,000,000
Percentage of interest accrued if rating downgrade	0.25%	0.25%	0.25%
Percentage of interest accrued if rating upgrade	(0.25%)	(0.25%)	(0.25%)
3.125% £500m bond due November 2031
Disclosure of detailed information about borrowings [Line Items]
Loans and borrowings, face amount	£ 500,000,000
Loans and borrowings, interest rate	3.125%	3.125%	3.125%
Total listed bonds	£ 502,000,000				502,000,000			502,000,000
3.64% £330m bond due June 2033
Disclosure of detailed information about borrowings [Line Items]
Loans and borrowings, face amount	£ 330,000,000
Loans and borrowings, interest rate	3.64%	3.64%	3.64%
Total listed bonds	£ 339,000,000				339,000,000
1.613% £330m index linked bond due June 2033
Disclosure of detailed information about borrowings [Line Items]
Loans and borrowings, face amount	£ 330,000,000
Loans and borrowings, interest rate	1.613%	1.613%	1.613%
Total listed bonds	£ 343,000,000				340,000,000
6.375% £500m bond due June 2037
Disclosure of detailed information about borrowings [Line Items]
Loans and borrowings, face amount	£ 500,000,000
Loans and borrowings, interest rate	6.375%	6.375%	6.375%
Total listed bonds	£ 522,000,000				522,000,000			522,000,000
3.883% £330m bond due June 2039
Disclosure of detailed information about borrowings [Line Items]
Loans and borrowings, face amount	£ 330,000,000
Loans and borrowings, interest rate	3.883%	3.883%	3.883%
Total listed bonds	£ 340,000,000				340,000,000
1.739% £330m index linked bond due June 2039
Disclosure of detailed information about borrowings [Line Items]
Loans and borrowings, face amount	£ 330,000,000
Loans and borrowings, interest rate	1.739%	1.739%	1.739%
Total listed bonds	£ 343,000,000				340,000,000
3.924% £340m bond due June 2042
Disclosure of detailed information about borrowings [Line Items]
Loans and borrowings, face amount	£ 340,000,000
Loans and borrowings, interest rate	3.924%	3.924%	3.924%
Total listed bonds	£ 350,000,000				350,000,000
1.774% £340m index linked bond due June 2042
Disclosure of detailed information about borrowings [Line Items]
Loans and borrowings, face amount	£ 340,000,000
Loans and borrowings, interest rate	1.774%	1.774%	1.774%
Total listed bonds	£ 354,000,000				351,000,000
3.625% £250m bond due November 2047
Disclosure of detailed information about borrowings [Line Items]
Loans and borrowings, face amount	£ 250,000,000
Loans and borrowings, interest rate	3.625%	3.625%	3.625%
Total listed bonds	£ 250,000,000				£ 250,000,000			£ 250,000,000
4.25% US$500m bond due November 2049
Disclosure of detailed information about borrowings [Line Items]
Loans and borrowings, face amount | $			$ 500,000,000
Loans and borrowings, interest rate	4.25%	4.25%	4.25%
Total listed bonds	£ 407,000,000
1.874% €500m bond due August 2080
Disclosure of detailed information about borrowings [Line Items]
Loans and borrowings, face amount | €		€ 500,000,000
Loans and borrowings, interest rate	1.874%	1.874%	1.874%
Total listed bonds	£ 441,000,000
Put option, expiration period	5 years 6 months
Minimum | 9.625% US$2,670m bond due December 2030a (minimum 8.625%)
Disclosure of detailed information about borrowings [Line Items]
Loans and borrowings, interest rate	8.625%	8.625%	8.625%